Fair Value Measurement (Summary Of Changes In Level 3 Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Risk Managment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	$ (7)	$ (12)
Total gains (losses)	(19)	3
Settlements	8	2
Balance, End of Year	(18)	(7)
Change in unrealized gains (losses) related to assets and liabilities held at end of period	(13)	(2)
Share Units Resulting From Split Transaction [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	(8)	(36)
Total gains (losses)	3	16
Settlements	5	12
Balance, End of Year		(8)
Change in unrealized gains (losses) related to assets and liabilities held at end of period		$ 20